Matthews Korea Fund	March 31, 2020

Schedule of Investments[a] (unaudited)

COMMON EQUITIES: 66.0%

	Shares	Value
INFORMATION TECHNOLOGY: 19.7%
Semiconductors & Semiconductor Equipment: 9.4%
SK Hynix, Inc.	76,482	$5,170,493
LEENO Industrial, Inc.	29,543	1,802,384
Koh Young Technology, Inc.	26,982	1,709,300

		8,682,177

Technology Hardware, Storage & Peripherals: 7.0%
Samsung Electronics Co., Ltd.	165,299	6,427,076

Electronic Equipment, Instruments & Components: 3.3%
Samsung SDI Co., Ltd.	10,716	2,086,303
SFA Engineering Corp.	39,632	1,001,577

		3,087,880

Total Information Technology		18,197,133

CONSUMER STAPLES: 11.5%
Food Products: 7.3%
Orion Corp.	59,138	5,587,333
Maeil Dairies Co., Ltd.	20,399	1,146,324

		6,733,657

Tobacco: 2.3%
KT&G Corp.	35,614	2,180,548

Food & Staples Retailing: 1.9%
BGF Retail Co., Ltd.	16,054	1,738,937

Total Consumer Staples		10,653,142

COMMUNICATION SERVICES: 11.4%
Interactive Media & Services: 9.9%
Kakao Corp.	32,050	4,053,785
NAVER Corp.	26,089	3,627,269
AfreecaTV Co., Ltd.	35,125	1,500,081

		9,181,135

Entertainment: 1.5%
NCSoft Corp.	2,582	1,378,026

Total Communication Services		10,559,161

CONSUMER DISCRETIONARY: 8.8%
Auto Components: 5.7%
Hyundai Mobis Co., Ltd.	30,841	4,266,171
Hanon Systems	137,870	1,001,197

		5,267,368

Household Durables: 1.6%
Lock&Lock Co., Ltd.[b]	195,334	1,447,462

Automobiles: 1.5%
Kia Motors Corp.	64,400	1,355,551

Total Consumer Discretionary		8,070,381

FINANCIALS: 7.0%
Capital Markets: 4.2%
Shinyoung Securities Co., Ltd.	65,823	2,479,014
Kiwoom Securities Co., Ltd.	25,057	1,425,959

		3,904,973

	Shares	Value
Banks: 2.8%
Shinhan Financial Group Co., Ltd.	110,565	$2,586,582

Total Financials		6,491,555

HEALTH CARE: 6.2%
Pharmaceuticals: 4.1%
Yuhan Corp.	13,266	2,482,236
DongKook Pharmaceutical Co., Ltd.	20,021	1,270,111

		3,752,347

Biotechnology: 2.1%
Hugel, Inc.[b]	6,887	1,896,833

Health Care Equipment & Supplies: 0.0%
Interojo Co., Ltd.	1,918	34,372

Total Health Care		5,683,552

REAL ESTATE: 1.4%
Equity REITs: 1.4%
LOTTE Reit Co., Ltd.	317,568	1,316,501

Total Real Estate		1,316,501

TOTAL COMMON EQUITIES		60,971,425

(Cost $68,948,834)

PREFERRED EQUITIES: 29.2%
INFORMATION TECHNOLOGY: 16.0%
Technology Hardware, Storage & Peripherals: 16.0%
Samsung Electronics Co., Ltd., Pfd.	452,443	14,744,049

Total Information Technology		14,744,049

CONSUMER STAPLES: 6.0%
Personal Products: 6.0%
LG Household & Health Care, Ltd., Pfd.	8,754	4,563,816
Amorepacific Corp., Pfd.	19,528	943,044

Total Consumer Staples		5,506,860

CONSUMER DISCRETIONARY: 3.9%
Automobiles: 3.9%
Hyundai Motor Co., Ltd., Pfd.	59,873	2,511,071
Hyundai Motor Co., Ltd., 2nd Pfd.	23,756	1,099,521

Total Consumer Discretionary		3,610,592

MATERIALS: 2.2%
Chemicals: 2.2%
LG Chem, Ltd., Pfd.	16,613	1,997,804

Total Materials		1,997,804

ENERGY: 1.1%
Oil, Gas & Consumable Fuels: 1.1%
S-Oil Corp., Pfd.	40,100	1,046,784

Total Energy		1,046,784

TOTAL PREFERRED EQUITIES		26,906,089
(Cost $26,513,298)

matthewsasia.com | 800.789.ASIA	1

Matthews Korea Fund	March 31, 2020

Schedule of Investments[a] (unaudited) (continued)

PREFERRED EQUITIES (continued)

Value
TOTAL INVESTMENTS: 95.2%	$87,877,514
(Cost $95,462,132)

CASH AND OTHER ASSETS, LESS LIABILITIES: 4.8%	4,471,706

NET ASSETS: 100.0%	$92,349,220

a	Certain securities were fair valued under the valuation policies approved by the Board of Trustees.

b	Non-income producing security.

Pfd.	Preferred

Other information regarding the Fund is available in the Funds’ most recent report to shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

2	MATTHEWS ASIA FUNDS